Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Other Accrued Liabilities [Abstract]
Accrued expenses	$ 577	$ 571
Value added tax payable	5	2
Others	619	664
Total other accrued liabilities	$ 1,201	$ 1,237